Disposal of Subsidiary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 18, 2024
Disposal of Subsidiary [Line Items]
Disposal Group, Including Discontinued Operation, Consideration	$ 11
Fair Value of Assets Acquired	486,706
Reversal of excess tax	486,706
Income tax provision	$ 486,706
First Fertility Bishkek LLC (“FFB”) [Member]
Disposal of Subsidiary [Line Items]
Total consideration		$ 11